FAIR VALUE OF FINANCIAL INSTRUMENTS - Valuation Techniques on Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial liabilities	$ 7,190	$ 3,805
Recurring fair value measurement | Level 2
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	116	65
Financial liabilities	65	32
Recurring fair value measurement | Level 3
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	257	108	$ 8
Financial liabilities	64	0
Recurring fair value measurement | Derivative assets/liabilities | Level 2
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial liabilities	65	32
Recurring fair value measurement | Derivative assets/liabilities | Level 2 | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial liabilities	65
Recurring fair value measurement | Derivative assets/liabilities | Level 3
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Other financial liabilities | Level 2
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Other financial liabilities | Level 3
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial liabilities	64	0
Recurring fair value measurement | Other financial liabilities | Level 3 | Scenario-based expected present value
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial liabilities	64
Recurring fair value measurement | Loans and notes receivable | Level 2
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Loans and notes receivable | Level 3
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	1	8
Recurring fair value measurement | Loans and notes receivable | Level 3 | Expected present value
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	1
Recurring fair value measurement | Derivative assets/liabilities | Level 2
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	66	23
Recurring fair value measurement | Derivative assets/liabilities | Level 2 | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	66
Recurring fair value measurement | Derivative assets/liabilities | Level 3
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	34	9
Recurring fair value measurement | Derivative assets/liabilities | Level 3 | Black-Scholes model
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	34
Recurring fair value measurement | Accounts receivable | Level 2
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	50	42
Recurring fair value measurement | Accounts receivable | Level 2 | Market approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	50
Recurring fair value measurement | Accounts receivable | Level 3
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	0	$ 0
Recurring fair value measurement | Other financial assets - secured debentures | Level 3 | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	176
Recurring fair value measurement | Other financial assets - available-for-sale equity instruments | Level 3 | Private share trade comparables
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	35
Recurring fair value measurement | Other financial assets - available-for-sale debt instruments | Level 3 | Discounted cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurements Of Assets And Liabilities [Line Items]
Financial assets	$ 11